Earnings Per Share - Computation of earnings per share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Income available to common stockholders, basic									$ 3,026,123	$ 2,972,754
Income available to common stockholders, diluted									$ 3,026,123	$ 2,972,754
Weighted average shares, basic									1,770,546	1,791,888
Effect of dilutive securities, stock options									13,469	11,173
Weighted average shares, diluted									1,784,015	1,803,061
Basic earnings per share	$ 0.40	$ 0.40	$ 0.47	$ 0.44	$ 0.37	$ 0.48	$ 0.35	$ 0.47	$ 1.71	$ 1.66
Diluted earnings per share	$ 0.39	$ 0.39	$ 0.47	$ 0.44	$ 0.36	$ 0.47	$ 0.35	$ 0.47	$ 1.70	$ 1.65